Finance Leases - Lessee (Details) € in Millions	Dec. 31, 2017 EUR (€)	Sep. 27, 2017	Aug. 29, 2017 EUR (€)	Aug. 29, 2017 COP
Telefónica Brazil
Disclosure of finance lease and operating lease by lessee [line items]
Present value	€ 98
Revaluation	101
Pending payment	199
Net assets under finance lease agreements	71
Telefónica Brazil | Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Present value	13
Revaluation	2
Pending payment	15
Telefónica Brazil | From one to five years
Disclosure of finance lease and operating lease by lessee [line items]
Present value	37
Revaluation	14
Pending payment	51
Telefónica Brazil | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Present value	48
Revaluation	85
Pending payment	133
Telefónica Spain
Disclosure of finance lease and operating lease by lessee [line items]
Present value	111
Revaluation	4
Pending payment	115
Telefónica Spain | Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Present value	79
Revaluation	3
Pending payment	82
Telefónica Spain | From one to five years
Disclosure of finance lease and operating lease by lessee [line items]
Present value	32
Revaluation	1
Pending payment	33
Telefónica Germany
Disclosure of finance lease and operating lease by lessee [line items]
Present value	33
Revaluation	1
Pending payment	34
Net assets under finance lease agreements	124
Telefónica Germany | Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Present value	18
Revaluation	1
Pending payment	19
Telefónica Germany | From one to five years
Disclosure of finance lease and operating lease by lessee [line items]
Present value	15
Revaluation	0
Pending payment	15
Colombia Telecomunicaciones, S.A., ESP
Disclosure of finance lease and operating lease by lessee [line items]
Percentage of payment obligations assumed by government		32.50%
Present value	1,275		€ 1,236	COP 4,290,992
Revaluation	1,167
Pending payment	2,442
Colombia Telecomunicaciones, S.A., ESP | Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Present value	152
Revaluation	9
Pending payment	161
Colombia Telecomunicaciones, S.A., ESP | From one to five years
Disclosure of finance lease and operating lease by lessee [line items]
Present value	517
Revaluation	207
Pending payment	724
Colombia Telecomunicaciones, S.A., ESP | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Present value	606
Revaluation	951
Pending payment	€ 1,557